Benefit Plans (Tables)	12 Months Ended
Jun. 30, 2012
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Summary of changes in benefit obligations, plan assets and funded status for the post employment plans
The following table sets forth the changes in benefit obligations and plan assets during the year and the funded status for the postemployment plans at June 30:

	Pension Benefits		Retiree Health Care Benefits
	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of the year	$53,490	$51,114	$4,667	$4,593
Service cost	289	460	30	39
Interest cost	2,047	2,232	237	235
Plan participants’ contributions	—	—	47	37
Benefits paid	(4,144)	(1,856)	(256)	(227)
Amendments	150	151	—	—
Actuarial loss (gain) during year	4,179	1,389	423	(10)
Curtailment	(8,860)	—	—	—
Benefit obligation at end of year	$47,151	$53,490	$5,148	$4,667
Change in plan assets:
Fair value of plan assets at beginning of year	$6,056	$5,229	$—	$—
Actual (loss) gain on plan assets	(30)	984	—	—
Employer contributions	4,557	1,699	209	190
Plan participants’ contributions	—	—	47	37
Benefits paid	(4,144)	(1,856)	(256)	(227)
Fair value of plan assets at end of year	$6,439	$6,056	$—	$—
Funded status at end of year	$(40,712)	$(47,434)	$(5,148)	$(4,667)
The amounts recognized in the consolidated balance sheets and in accumulated other comprehensive income (loss) for the postemployment plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2012	2011	2012	2011
Amounts recognized in the consolidated balance sheets:
Other current liabilities	$6,018	$4,151	$220	$220
Postemployment benefits	34,694	43,283	4,928	4,447
Net amount recognized	$40,712	$47,434	$5,148	$4,667
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	$(10,112)	$(15,012)	$398	$892
Prior service cost	(279)	(3,808)	(135)	(274)
Total amounts recognized in accumulated other comprehensive income (loss)	$(10,391)	$(18,820)	$263	$618

Information for pension plans with projected benefit obligations in excess of plan assets

	Pension Benefits
June 30,	2012	2011
Projected benefit obligations	$47,151	$53,490
Accumulated benefit obligations	47,151	43,528
Fair value of plan assets	6,439	6,056

Net periodic costs

	Pension Benefits			Retiree Health Care Benefits
Year Ended June 30,	2012	2011	2010	2012	2011	2010
Service cost	$289	$460	$574	$30	$39	$52
Interest cost	2,047	2,232	2,911	237	235	259
Expected return on plan assets	(396)	(385)	(351)	—	—	—
Recognized net actuarial loss (gain)	644	1,449	924	(72)	(83)	(87)
Amortization of prior service cost	412	710	797	139	139	148
Recognition of prior service cost upon plan curtailment	3,117	—	—	—	—	—
Net periodic cost	$6,113	$4,466	$4,855	$334	$330	$372

Weighted-average actuarial assumptions used to determine benefit obligations and net periodic benefit cost

	Pension Benefits		Retiree Health Care Benefits
June 30,	2012	2011	2012	2011
Assumptions used to determine benefit obligations at year end:
Discount rate	2.8%	4.5%	4.0%	5.5%
Rate of compensation increase	N/A	5.5%	N/A	N/A
Assumptions used to determine net periodic benefit cost:
Discount rate	3.5%	4.3%	5.5%	5.5%
Expected return on plan assets	7.5%	7.5%	N/A	N/A
Rate of compensation increase	5.5%	5.5%	N/A	N/A

One-Percentage Point Change in Assumed Health Care Cost Trend Rates

	One-Percentage Point
	Increase	Decrease
Effect on total service and interest cost components of periodic expense	$48	$(39)
Effect on postretirement benefit obligation	854	(701)

Defined Benefit Plan Asset Information

	Target Allocation	Fair Value
		2012	2011
Asset Class:
Equity securities	40 – 70%	$3,735	$3,876
Debt securities	20 – 50%	2,382	1,756
Other	0 – 20%	322	424
Total	100%	$6,439	$6,056

Estimated future benefit payments

During Fiscal Years	Pension Benefits	Retiree Health Care Benefits
2013	$6,200	$240
2014	5,900	240
2015	5,700	240
2016	4,500	240
2017	1,700	260
2018 through 2022	15,200	1,420